Loan Receivable - Third Party	12 Months Ended
Dec. 31, 2025
Loan Receivable - Third Party [Abstract]
LOAN RECEIVABLE - THIRD PARTY

Note 6 — LOAN RECEIVABLE - THIRD PARTY

Loan receivable – third party consisted of the following:

	As of December 31,
	2024	2025	2025
	S$	S$	$
Borrower A	2,621,944	1,321,944	1,028,030
Loan receivable – third party	2,621,944	1,321,944	1,028,030

The Company provided a term loan to Borrower A, an independent third party, in the principal amount of S$2,621,944 ($2,000,000). The loan bears interest at a fixed rate of 5% per annum and was originally scheduled to mature on April 15, 2025.

During the year ended December 31, 2025, the Company collected S$1,300,000 from Borrower A. Accordingly, the outstanding principal balance of the loan receivable was reduced from S$2,621,944 as of December 31, 2024 to S$1,321,944 ($1,028,030) as of December 31, 2025.

Subsequent to December 31, 2025 and as of the date of issuance of the consolidated financial statements, the Company further collected S$965,000 from Borrower A. The Company has extended the maturity date of the remaining outstanding balance of S$356,944 to October 15, 2026.